6. EQUITY TRANSACTIONS (Details - Warrant activity) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Warrants outstanding, ending balance		70,709,475
Warrants
Warrants outstanding, beginning balance	70,709,475	75,647,294	59,807,849
Warrants granted		14,530,519	16,710,445
Warrants exercised	2,166,104	(12,716,225)	0
Warrants cancelled/forfeited		(6,752,113)	(871,000)
Warrants outstanding, ending balance	82,782,621	70,709,475	75,647,294
Warrants exercisable		70,709,475	75,647,294
Outstanding, Weighted Average Exercise Price	$ 0.10	$ 0.11	$ 0.14
Granted, Weighted Average Exercise Price	$ 0.07	$ 0.18	$ 0.11
Exercised, Weighted Average Exercise Price	$ 0.10	$ 0.08
Cancelled/Forfeited, Weighted Average Exercise Price		$ 0.11	$ 0.25
Outstanding Weighted Average Exercise Price		$ 0.10	$ 0.11
Exercisable, Weighted Average Exercise Price		$ 0.10	$ 0.11
Warrants Weighted average estimated fair value of warrants granted		$ 0.09	$ 0.07